UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
05/10/2012

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
94
Form 13F Information Table Value Total:
$113,635.98





List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                             VALUE      SHARES/  SH/   PUT/  INVSTMT OTHER            VOTING AUTH.
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)   PRN AMT  PRN   CALL  DSCRETN MANAGERS SOLE    SHARED        NONE
Dorman Products Inc                COM             258278100    2,298.51  45,425SH           OTHER              45,425
Boston Beer Co Inc Cl A            COM             100557107    2,129.39  19,940SH           OTHER              19,940
Intercontinental Exchange Inc      COM             45865V100    2,087.68  15,192SH           OTHER              15,192
CarMax                             COM             143130102    2,008.83  57,975SH           OTHER              57,975
Analog Devices Inc                 COM             032654105    2,005.29  49,636SH           OTHER              49,636
Vistaprint N V                     COM             N93540107    1,928.29  49,891SH           OTHER              49,891
Ametek Inc New                     COM             031100100    1,921.24  39,605SH           OTHER              39,605
MSCI Inc Class A                   COM             55354g100    1,919.60  52,149SH           OTHER              52,149
Tech Data                          COM             878237106    1,827.75  33,685SH           OTHER              33,685
Wabtec Corp                        COM             929740108    1,823.37  24,192SH           OTHER              24,192
Whiting Petroleum Corp             COM             966387102    1,778.11  32,746SH           OTHER              32,746
Celanese Corp                      COM             150870103    1,771.90  38,369SH           OTHER              38,369
CSX Corp.                          COM             126408103    1,748.01  81,227SH           OTHER              81,227
Adobe Systems                      COM             00724F101    1,742.02  50,773SH           OTHER              50,773
RPC Inc                            COM             749660106    1,739.02 163,904SH           OTHER             163,904
Prosperity Bancshares              COM             743606105    1,739.01  37,970SH           OTHER              37,970
Corn Products Intl Inc             COM             219023108    1,733.26  30,065SH           OTHER              30,065
C H Robinson Worldwide             COM             12541W100    1,732.60  26,456SH           OTHER              26,456
FMC Corp                           COM             302491303    1,686.94  15,936SH           OTHER              15,936
Madden Steven Ltd                  COM             556269108    1,679.41  39,284SH           OTHER              39,284
Albemarle Corp                     COM             012653101    1,662.72  26,013SH           OTHER              26,013
Affiliated Managers Group Inc.     COM             008252108    1,660.15  14,848SH           OTHER              14,848
Sigma-Aldrich Corporation          COM             826552101    1,640.83  22,459SH           OTHER              22,459
Carbo Ceramics Inc                 COM             140781105    1,613.34  15,300SH           OTHER              15,300
Paccar Inc                         COM             693718108    1,596.15  34,084SH           OTHER              34,084
Western Union Company              COM             959802109    1,582.11  89,892SH           OTHER              89,892
Marketaxess Holdings New           COM             57060D108    1,565.69  41,987SH           OTHER              41,987
Inland Real Estate Corp            COM             457461200    1,513.18 170,596SH           OTHER             170,596
Celgene Corp                       COM             151020104    1,502.42  19,381SH           OTHER              19,381
Aarons Inc                         COM             002535300    1,486.59  57,397SH           OTHER              57,397
IPG Photonics Corp                 COM             44980X109    1,471.09  28,263SH           OTHER              28,263
Arbitron Inc.                      COM             03875Q108    1,466.26  39,650SH           OTHER              39,650
Tanger Factory Outlet Ctr          COM             875465106    1,463.34  49,221SH           OTHER              49,221
Portfolio Recovery Associates      COM             73640q105    1,415.82  19,741SH           OTHER              19,741
Gentex Corp                        COM             371901109    1,409.44  57,528SH           OTHER              57,528
Ameritrade Holding Corp            COM             87236Y108    1,316.50  66,692SH           OTHER              66,692
Wright Express Corp                COM             98233Q105    1,313.05  20,285SH           OTHER              20,285
Becton Dickinson & Co              COM             075887109    1,298.62  16,724SH           OTHER              16,724
Baker Hughes Inc                   COM             057224107    1,295.36  30,886SH           OTHER              30,886
Gardner Denver Inc                 COM             365558105    1,295.12  20,551SH           OTHER              20,551
Monro Muffler Brake Inc            COM             610236101    1,293.98  31,188SH           OTHER              31,188
Teradata Corp                      COM             88076W103    1,293.21  18,976SH           OTHER              18,976
Rogers Commun Inc Cl B             COM             775109200    1,288.74  32,462SH           OTHER              32,462
FactSet Research Systems           COM             303075105    1,267.81  12,801SH           OTHER              12,801
Grand Canyon Education Inc         COM             3852M106     1,266.64  71,320SH           OTHER              71,320
Dicks Sporting Good Inc            COM             253393102    1,218.83  25,350SH           OTHER              25,350
Discovery Holding                  COM             25468Y107    1,204.13  23,797SH           OTHER              23,797
Ctrip Com Intl Ltd Adr             COM             22943F100    1,199.16  55,414SH           OTHER              55,414
Cognizant Tech                     COM             192446102    1,194.49  15,523SH           OTHER              15,523
QualComm                           COM             747525103    1,180.98  17,352SH           OTHER              17,352
Priceline.com Inc                  COM             741503403    1,169.53   1,630SH           OTHER               1,630
Jack Henry & Associates Inc        COM             426281101    1,155.58  33,868SH           OTHER              33,868
Westar Energy Inc                  COM             95709T100    1,132.13  40,535SH           OTHER              40,535
Jefferies Group Inc New            COM             472319102    1,120.53  59,476SH           OTHER              59,476
Darden Restaurants Inc             COM             237194105    1,117.60  21,845SH           OTHER              21,845
McCormick & Co.                    COM             579780206    1,097.15  20,157SH           OTHER              20,157
Oneok Inc New                      COM             682680103    1,086.98  13,311SH           OTHER              13,311
Sensient Technologies              COM             81725T100    1,076.24  28,322SH           OTHER              28,322
CA Inc                             COM             12673P105    1,062.99  38,570SH           OTHER              38,570
Casys Gen Stores Inc               COM             147528103    1,049.50  18,924SH           OTHER              18,924
Rollins Inc                        COM             775711104    1,039.61  48,854SH           OTHER              48,854
Directv Class A                    COM             02490A101    1,030.96  20,895SH           OTHER              20,895
Cummins Inc.                       COM             231021106    1,030.66   8,586SH           OTHER               8,586
Tim Hortons Inc                    COM             88706M103    1,008.03  18,828SH           OTHER              18,828
Alexandria Real Est Eqty           COM             015271109      981.42  13,420SH           OTHER              13,420
AGL Resources Inc.                 COM             001204106      960.48  24,490SH           OTHER              24,490
LKQ Corp                           COM             501889208      952.24  30,550SH           OTHER              30,550
Bristow Group Inc                  COM             110394103      924.19  19,363SH           OTHER              19,363
Micros Systems                     COM             594901100      875.07  15,827SH           OTHER              15,827
Hubbell Inc Class B                COM             443510201      858.33  10,923SH           OTHER              10,923
Petsmart Inc                       COM             716768106      839.99  14,680SH           OTHER              14,680
World Fuel Services Corp           COM             981475106      835.95  20,389SH           OTHER              20,389
American Water Works Co Inc        COM             030420103      795.51  23,377SH           OTHER              23,377
McKesson Corp                      COM             58155Q103      777.44   8,858SH           OTHER               8,858
Synnex Corp                        COM             87162W100      731.26  19,173SH           OTHER              19,173
NII Holdings Inc New               COM             62913F201      710.03  38,778SH           OTHER              38,778
Syntel Inc                         COM             87162H103      705.66  12,601SH           OTHER              12,601
Rock Tenn Class A                  COM             772739207      670.09   9,919SH           OTHER               9,919
Hospitality Properties Trust       COM             44106M102      651.82  24,625SH           OTHER              24,625
Sohu.com Inc                       COM             83408W103      646.15  11,712SH           OTHER              11,712
Tal International Group            COM             874083108      638.31  17,388SH           OTHER              17,388
Sunoco Logistics Ptnr LP           COM             86764l108      600.95  15,894SH           OTHER              15,894
Heinz (H.J.) Co.                   COM             423074103      589.57  11,010SH           OTHER              11,010
Seadrill Limited                   COM             G7945E105      573.21  15,281SH           OTHER              15,281
Southern Co                        COM             842587107      572.98  12,753SH           OTHER              12,753
Arch Capital Group                 COM             011576290      537.08  14,422SH           OTHER              14,422
Enersys                            COM             29275y102      494.59  14,274SH           OTHER              14,274
Ansys Inc                          COM             03662Q105      486.80   7,487SH           OTHER               7,487
Artesian Res Corp Cl A             COM             043113208      461.80  24,577SH           OTHER              24,577
G.E. Pines Preferred               COM             369622485      350.91  13,601SH           OTHER              13,601
Unisource Energy                   COM             909205106      270.91   7,408SH           OTHER               7,408
Anadarko Petroleum                 COM             032511107      256.47   3,274SH           OTHER               3,274
Haemonetics Corp                   COM             405024100      219.49   3,150SH           OTHER               3,150
Neustar                            COM             64126x201      213.74   5,738SH           OTHER               5,738
                                                              113,635.98
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